Premises and Equipment - Major Classes of Premises and Equipment and the Total Accumulated Depreciation (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 27,173	$ 25,909
Less accumulated depreciation	12,373	11,181
Net fixed assets	14,800	14,728
Land [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	3,215	3,150
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	15,150	12,504
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 8,808	$ 10,255